Share-Based Compensation - Assumptions Used to Estimate Fair Value of Share Options Granted (Detail) (USD $)	12 Months Ended
May 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate of return	1.83%
Volatility	56.00%
Dividend yield	0.00%
Fair value of the underlying ordinary shares	$ 10.33
Exercise price	$ 12.19
Exercisable date	1/6 of options vests semi-annually through December 31, 2014
Expiry date	Jan. 17, 2017
Life of option (years)	5 years
Exercise multiple	2.8
Turnover rate	5.57%
Number of nodes	200